UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Eric Lansky
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
June 30, 2010 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 92.3%
Aerospace & Defense - 22.4%
Applied Signal Technology, Inc.	20,000	$393,000
Garmin Ltd. (b)	5,000	145,900
General Dynamics Corp.	37,000	2,166,720
Goodrich Corp.	4,000	265,000
Honeywell International Inc.	27,000	1,053,810
Lockheed Martin Corp.	50,000	3,725,000
Northrop Grumman Corp.	45,000	2,449,800
Raytheon Co.	50,000	2,419,500
Rockwell Collins, Inc.	12,000	637,560
Smith & Wesson Holding Corp. (a)	234,700	959,923
Spartan Motors, Inc.	152,000	638,400
		14,854,613
Alcoholic Beverages - 23.8%
Anheuser-Busch InBev NV (b)	35,000	1,700,866
Anheuser Busch Inbev Sa/nv - ADR (b)	24,500	1,176,245
Carlsberg A/S (b)	45,000	3,449,122
Diageo plc, - ADR (b)	57,500	3,607,550
Molson Coors Brewing Co. - Class B	26,000	1,101,360
Monsanto Co.	13,000	600,860
Pernod Ricard SA (b)	12,750	997,536
SABMiller plc (b)	112,500	3,175,145
		15,808,684
Casinos, Gambling & Lotteries - 16.1%
Bally Technologies Inc. (a)	58,000	1,878,620
Churchill Downs, Inc.	35,681	1,170,337
Galaxy Entertainment Group Limited, (a)(b)	1,800,000	980,108
International Game Technology	90,000	1,413,000
Ladbrokes plc (b)	266,000	505,531
Melco Crown Entertainment Ltd. - ADR (a)(b)	205,000	766,700
Sands China Ltd. (a)(b)	500,000	751,262
Wynn Macau Limited (a)(b)	725,000	1,197,331
Wynn Resorts, Ltd.	26,333	2,008,418
		10,671,307
Tobacco - 30.0%
Altria Group, Inc.	205,000	4,108,200
British American Tobacco PLC - ADR (b)	32,000	2,025,600
Lorillard, Inc.	84,000	6,046,320
Philip Morris International Inc.	167,000	7,655,280
		19,835,400

TOTAL COMMON STOCKS (Cost $55,769,870)		61,170,004

EXCHANGE TRADED FUND - 0.2%
Aerospace & Defense - 0.2%
Powershares Aerospace & Defense Portfolio	10,000	161,500

TOTAL EXCHANGE TRADED FUND (Cost $172,027)		161,500

SHORT TERM INVESTMENTS - 7.3%
Investment Companies - 7.3% (1)		Value
Aim Liquid Assets, 0.21%	2,330,575	2,330,575
Fidelity Institutional Money Market Portfolio, 0.25%	2,500,000	2,500,000
TOTAL SHORT TERM INVESTMENTS (Cost $4,830,574)		4,830,575

Total Investments (Cost $60,772,471) - 99.8%		66,162,079
Other Assets in Excess of Liabilities - 0.2%		150,559
TOTAL NET ASSETS - 100.0%		$66,312,638

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of June 30, 2010.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$ 60,772,471
Gross unrealized appreciation	12,922,329
Gross unrealized depreciation	(7,532,721)
Net unrealized appreciation	$ 5,389,608

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	61,170,004	-	-	61,170,004
Exchange-Traded Fund	161,500	-	-	161,500
Short Term investments	4,830,575	-	-	4,830,575
Total**	66,162,079	-	-	66,162,079

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Generation Wave Growth Fund
Schedule of Investments
June 30, 2010 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 74.2%
Administrative & Support & Waste Management & Remediation Services - 1.5%
Office Administrative Services - 1.5%
Paychex, Inc.	10,000	$259,700
		259,700
Construction - 0.7%
D. R. Horton, Inc.	13,000	127,790
		127,790
Finance and Insurance - 20.2%
Activities Related to Credit Intermediation - 3.1%
Encore Capital Group, Inc. (a)	12,000	247,320
Ocwen Financial Corp. (a)	10,000	101,900
Portfolio Recovery Associates Inc. (a)	3,000	200,340
		549,560

Depository Credit Intermediation - 0.4%
Citigroup Inc. (a)	20,000	75,200

Insurance Carriers - 7.5%
Horace Mann Educators Corp.	32,000	489,600
ING Groep N.V. - ADR (a)(b)	40,000	296,400
Unum Group	25,000	542,500
		1,328,500

Other Financial Investment Activities - 5.0%
Federated Investors, Inc.	17,000	352,070
The NASDAQ OMX Group, Inc. (a)	30,000	533,400
		885,470
Securities & Commodity Contracts Intermediation & Brokerage - 4.2%
Nomura Holdings, Inc. - ADR (b)	60,000	327,000
TD Ameritrade Holding Corp. (a)	27,000	413,100
		740,100
		3,578,830
Health Care & Social Assistance - 0.9%
Tenet Healthcare Corp. (a)	35,000	151,900
		151,900
Information - 8.2%
Cable & Other Subscription Programming - 3.0%
Comcast Corp. - Class A	30,000	521,100

Other Information Services - 5.2%
Google, Inc. (a)	1,000	444,950
NetEase.com - ADR (a)(b)	15,000	475,650
		920,600
		1,441,700
Manufacturing - 39.4%
Medical Equipment & Supplies Manufacturing - 1.8%
ICU Medical, Inc. (a)	10,000	321,700

Motor Vehicle Manufacturing - 2.8%
Spartan Motors, Inc.	118,685	498,477

Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 1.8%
Monsanto Co.	7,000	323,540

Pharmaceutical & Medicine Manufacturing - 31.5%
Amgen Inc. (a)	11,000	578,600
AstraZeneca PLC - ADR (b)	6,800	320,484
Bristol-Myers Squibb Co.	38,000	947,720
Eli Lilly and Co.	24,500	820,750
Gilead Sciences, Inc. (a)	15,000	514,200
Mylan Laboratories (a)	57,000	971,280
Myriad Genetics, Inc. (a)	2,500	37,375
Pfizer Inc.	49,850	710,861
Vertex Pharmaceuticals, Inc. (a)	20,000	658,000
		5,559,270
Semiconductor & Other Electronic Component Manufacturing - 1.5%
PMC-Sierra, Inc. (a)	35,000	263,200
		6,966,187
Retail Trade - 3.3%
The Kroger Co.	30,000	590,700
		590,700

TOTAL COMMON STOCKS (Cost $14,602,016)		13,116,807

Domestic Bond Funds - 2.3%
Dreyfus High Yield Strategies Fund	35,000	147,350
DWS High Income Trust	29,600	263,440
Total Domestic Bond Funds (Cost $313,979)		410,790

Sector Funds - 6.5%
Mining - 6.5%
iShares Silver Trust (a)	20,000	364,200
Market Vectors - Gold Miners ETF	15,000	779,400
Total Sector Funds (Cost $805,345)		1,143,600

SHORT TERM INVESTMENTS - 17.8%
Investment Companies (1) - 17.8%
Aim Liquid Assets, 0.21%	800,000	800,000
Aim STIT-STIC Prime Portfolio Money Market, 0.20%	800,000	800,000
Fidelity Institutional Money Market Portfolio, 0.25%	800,000	800,000
First American Prime Obligation Money Market - Class Z, 0.09%	748,493	748,493
TOTAL SHORT TERM INVESTMENTS (Cost $3,148,493)		3,148,493

Total Investments (Cost $18,869,833) - 100.8%		17,819,690
Liabilities in Excess of Other Assets - (0.8)%		(138,079)
TOTAL NET ASSETS - 100.0%		$17,681,611

(1) These Securities have fluctuating yields. The yield listed is the 7-day yield as of June 30, 2010.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$ 18,869,833
Gross unrealized appreciation	896,920
Gross unrealized depreciation	(1,947,063)
Net unrealized depreciation	$ (1,050,143)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	13,116,807	-	-	13,116,807
Domestic Bonds	410,790	-	-	410,790
Sector Funds	1,143,600	-	-	1,143,600
Short Term investments	3,148,493	-	-	3,148,493
Total**	17,819,690	-	-	17,819,690

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By /s/ Eric Lansky
            Eric Lansky, President and Treasurer

Date August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

USA MUTUALS

By  /s/ Eric Lansky
             Eric Lansky, President and Treasurer

Date August 25, 2010